Property and Equipment - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant, and Equipment Disclosure [Line Items]
Depreciation and amortization expense	$ 53,854,000	$ 46,680,000	$ 102,602,000	$ 92,477,000	$ 189,537,000	$ 183,985,000	$ 170,191,000
Repairs and maintenance expenses including Dry-docking expenses					44,700,000	64,700,000	60,900,000
Interest costs associated with construction of ship					$ 22,100,000	$ 16,700,000	$ 8,800,000